Earnings per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share
13	Earnings per share

(a)	Basic earnings per share
Basic earnings per share is calculated by dividing the profit attributable to equity shareholders of the Company by the weighted average number of ordinary shares in issue during the year.

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net profit attributable to equity shareholders of the Company	2,215,728	645,072	2,073,431

Weighted average number of ordinary shares in issue (thousand of shares)	10,823,814	10,823,814	10,823,814

Basic earnings per share (RMB per share)	RMB 0.205	RMB 0.060	RMB 0.192

(b)	Diluted earnings per share
There were no dilutive potential ordinary shares for the years ended 31 December 2019, 2020 and 2021, therefore diluted earnings per share is the same as basic earnings per share.